Marketable Securities - Schedule of Movement in this Account for the Periods (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Marketable Securities [Line Items]
Fair value beginning of period	$ 115,000	$ 403,000	$ 235,000
Change in fair value	(66,000)	(288,000)	168,000
Balance end of period	$ 49,000	$ 115,000	$ 403,000